UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                       FORM 13F COVER PAGE Report for the
  Calendar Year or Quarter Ended: March, 31st, 2009

  Check here if Amendment [ ]; Amendment Number: _____ This Amendment


   (Check only one.):            [ ] is a restatement.

                                 [ ] adds new holdings entries.



  Institutional Investment Manager Filing this Report:

  Name:     Toscafund Asset Management LLP


  Address:  7th Floor, 90 Long, Acre, London, WC2E 9RA


  The institutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

  Person Signing this Report on Behalf of Reporting Manager:
  Name: Nichola Jane Wood
  Title: Compliance Officer/Partner
   Phone: +44 207 845 6100
  Signature, Place, and Date of Signing



  /s/ Nichola J Wood
  ______________________________________
London, May 27, 2009

  Report Type (Check only one.):


  [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


  [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


  [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



  List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]


        Form 13F File Number            Name

        28-13207

        [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


  Report Summary:


  Number of Other Included Managers: None

  Form 13F Information Table Entry Total: 7

  Form 13F Information Table Value Total: 38,283
                                   (thousands)


  List of Other Included Managers:


  Provide a numbered list of the name(s) and Form 1 3F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        No.         Form 13F File Number                 Name

                    28-13207
        ____
        [Repeat as necessary.]



                                                      FORM 13F INFORMATION TABLE



------------------- ---------- ------------ ----------- ------------------------------- ----------- ------- ------------------------
      COLUMN 1       COLUMN 2    COLUMN 3     COLUMN 4                  COLUMN 5                 COLUMN 6      COLUMN 7     COLUMN 8
------------------- ---------- ------------ ----------- ------------------------------- ----------- ------- ------------------------
------------------- ---------- ------------ ----------- --------------- ------ -------- ----------- ------- ------------------------
   NAME OF ISSUER    TITLE OF      CUSIP        VALUE   SHRS OR PRN AMT SH/PRN PUT/CALL INVESTMENT   OTHER     VOTING AUTHORITY
                       CLASS                  (x$1000)                                  DISCRETION  MANGERS
------------------- ---------- ------------ ----------- --------------- ------ -------- ----------- ------- ------------------------
------------------- ---------- ------------ ----------- --------------- ------ -------- ----------- ------- ------ -------- --------
                                                                                                            SOLE    SHARED   NONE
------------------- ---------- ------------ ----------- --------------- ------ -------- ----------- ------- ------ -------- --------
------------------- ---------- ------------ ----------- --------------- ------ -------- ----------- ------- ------ -------- --------
 GIGAMEDIA LIMITED      COM      Y2711Y104      2,977       539,400                        Sole      None   Sole
------------------- ---------- ------------ ----------- --------------- ------ -------- ----------- ------- ------ -------- --------
                                                                        ------ --------                     ------ --------
   INTEROIL CORP        COM      460951106      5,768       206,000                        Sole      None   Sole
------------------- ---------- ------------ ----------- --------------- ------ -------- ----------- ------- ------ -------- --------
                                                                        ------ --------                     ------ --------
 PHOENIX COMPANIES      COM      71902E109     12,538      10,716,198                      Sole      None   Sole
        INC
------------------- ---------- ------------ ----------- --------------- ------ -------- ----------- ------- ------ -------- --------
                                                                        ------ --------                     ------ --------
   SARA LEE CORP        COM      803111103       93          11,500                        Sole      None   Sole
------------------- ---------- ------------ ----------- --------------- ------ -------- ----------- ------- ------ -------- --------
                                                                        ------ --------                     ------ --------
 VIRTUS INVESTMENT      COM      92828Q109      3,940       605,280                        Sole      None   Sole
    PARTNERS INC
------------------- ---------- ------------ ----------- --------------- ------ -------- ----------- ------- ------ -------- --------
                                                                        ------ --------                     ------ --------
    WILLIS GROUP        COM      G96655108     11,220       510,000                        Sole      None   Sole
    HOLDINGS LTD
------------------- ---------- ------------ ----------- --------------- ------ -------- ----------- ------- ------ -------- --------
                                                                        ------ --------                     ------ --------
  XL CAPITAL LTD -      COM      G98255105      1,747       320,000                        Sole      None   Sole
      CLASS A
------------------- ---------- ------------ ----------- --------------- ------ -------- ----------- ------- ------ -------- --------

